State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

January 31, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)

File Nos. 33-010451, 811-04920

Post Effective Amendment No. 53

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus dated January 31, 2011 for the Wasatch Core Growth Fund, Wasatch Emerging Markets Small Cap Fund, Wasatch Global Opportunities Fund, Wasatch Global Science & Technology Fund, Wasatch Heritage Growth Fund, Wasatch International Growth Fund, Wasatch International Opportunities Fund, Wasatch Micro Cap Fund, Wasatch Micro Cap Value Fund, Wasatch Small Cap Growth Fund, Wasatch Small Cap Value Fund, Wasatch Strategic Income Fund, Wasatch Ultra Growth Fund, Wasatch-Hoisington U.S. Treasury Fund, Wasatch–1st Source Income Fund, Wasatch Large Cap Value Fund (formerly Wasatch–1st Source Income Equity Fund) and Wasatch Long Short Fund (formerly Wasatch–1st Source Long/Short Fund), does not differ from that contained in Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 28, 2011 (Accession #0001193125-11-017585).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	R. Biles